Vessels- Activity Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Vessel [Roll Forward]
Vessel, Beginning Balance	$ 0	$ 1,271,993
Transfer from vessel under construction to and other additions	554,705	(1,296,706)
Property, Plant and Equipment, Additions	0	73,082
Depreciation, Depletion and Amortization	(10,190)	(48,369)	$ (54,224)
Vessel, Ending Balance	$ 544,515	$ 0	$ 1,271,993